Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Accrued expenses	¥ 39,709	¥ 3,599
Advertising expenses carry-forwards	47,924	38,652
Net operating loss carry-forwards	732,873	530,466
Total deferred tax assets	820,506	572,717
Less: valuation allowance	(781,241)	(559,702)
Deferred tax assets, net	39,265	13,015
Deferred tax liabilities
Deferred costs	(21,782)	(15,220)
Total deferred tax liabilities	¥ (21,782)	¥ (15,220)